LOAN (Tables)	12 Months Ended
Dec. 31, 2025
LOAN
Schedule of loan information

	December 31, 2024:
	Collateral	Loan
	BTC	RMB	USD
	(Amount in thousands, except BTC)
Total	273	89,102	12,207

	December 31, 2025:
	Collateral	Loan
	BTC	RMB	USD
	(Amount in thousands, except BTC)
Total	386	174,476	24,950